Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Texas Capital Funds Trust
Entity Central Index Key	0001972459
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000243202
Shareholder Report [Line Items]
Fund Name	Texas Capital Texas Equity Index ETF
Trading Symbol	TXS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Texas Capital Texas Equity Index ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management#Fund-Information. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://www.texascapitalbank.com/etf-funds-management#Fund-Information
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Equity Index ETF	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 23,499,556
Holdings Count | Holding	218
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$23,499,556
Number of Portfolio Holdings	218
Portfolio Turnover	1%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

C000247107
Shareholder Report [Line Items]
Fund Name	Texas Capital Texas Oil Index ETF
Trading Symbol	OILT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Texas Capital Texas Oil Index ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management#Fund-Information. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://www.texascapitalbank.com/etf-funds-management#Fund-Information
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Oil Index ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 13,972,124
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,972,124
Number of Portfolio Holdings	31
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

C000247108
Shareholder Report [Line Items]
Fund Name	Texas Capital Texas Small Cap Equity Index ETF
Trading Symbol	TXSS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Texas Capital Texas Small Cap Equity Index ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management#Fund-Information. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://www.texascapitalbank.com/etf-funds-management#Fund-Information
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Small Cap Equity Index ETF	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 12,419,489
Holdings Count | Holding	162
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,419,489
Number of Portfolio Holdings	162
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%